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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment No.: _______
 This Amendment (Check only one.): [_] is a restatement.
        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Camden Partners Holdings, LLC
Address:      500 East Pratt Street
              Suite 1200
              Baltimore, Maryland 21202

Form 13F File Number: 28-12730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Donald W. Hughes
Title: Chief Financial Officer
Phone: 410-878-6800

Signature, Place, and Date of Signing:

/s/ Donald W. Hughes, Baltimore, Maryland, February 15, 2011
------------------------------------------------------------

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 79

Form 13F Information Table Value Total: $87,221 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                   FORM 13F INFORMATION TABLE
            Column 1                Column 2   Column 3  Column 4      Column 5        Column 6  Column 7         Column 8
--------------------------------- ------------ --------- -------- ------------------- ---------- -------- ------------------------
                                    Title of               Value   Shrs or   Sh/ Put/ Investment  Other         Voting Authority
        Name of Issuer               Class       CUSIP   (x$1000)  Prn Amt   Prn Call Discretion Managers    Sole    Shared  Other
--------------------------------- ------------ --------- -------- ---------- --- ---- ---------- -------- ---------- ------  -----
Twin Disc Inc.                    COM          901476101      265      7,300 SH       Defined    N/A           7,300
Connecticut Water Service Inc.    COM          207797101      250      9,200 SH       Defined    N/A           9,200
Deltic Timber Corp.               COM          247850100      245      4,050 SH       Defined    N/A           4,050
Arbitron Inc.                     COM          03875Q108      215      6,250 SH       Defined    N/A           6,250
ADTRAN Inc.                       COM          00738A106      211      7,000 SH       Defined    N/A           7,000
Power Integrations Inc.           COM          739276103      207      6,250 SH       Defined    N/A           6,250
FEI Co.                           COM          30241L109      196      4,800 SH       Defined    N/A           4,800
Monotype Imaging Holdings, Inc.   COM          61022P100      193     12,400 SH       Defined    N/A          12,400
DTS Inc.                          COM          23335C101      188      6,900 SH       Defined    N/A           6,900
Synaptics Inc.                    COM          87157D109      187      6,200 SH       Defined    N/A           6,200
Cepheid                           COM          15670R107      184      5,350 SH       Defined    N/A           5,350
Sourcefire Inc.                   COM          83616T108      175      5,400 SH       Defined    N/A           5,400
Valmont Industries, Inc.          COM          920253101      168      1,850 SH       Defined    N/A           1,850
Genomic Health, Inc.              COM          37244C101      161      6,350 SH       Defined    N/A           6,350
Procera Networks, Inc.            COM NEW      74269U203      151      9,700 SH       Defined    N/A           9,700
Conceptus Inc.                    COM          206016107      147     11,600 SH       Defined    N/A          11,600
Rovi Corporation                  COM          779376102      145      5,900 SH       Defined    N/A           5,900
Petroleum Development Corporation COM          716578109      144      4,100 SH       Defined    N/A           4,100
Plantronics, Inc.                 COM          727493108      143      4,000 SH       Defined    N/A           4,000
Allied Nevada Gold Corp.          COM          019344100      141      4,650 SH       Defined    N/A           4,650
Acuity Brands, Inc.               COM          00508Y102      140      2,650 SH       Defined    N/A           2,650
Texas Pacific Land Trust          SUB CTF PROP 882610108      138      3,400 SH       Defined    N/A           3,400
Universal Display Corp.           COM          91347P105      138      3,750 SH       Defined    N/A           3,750
Digimarc Corp                     COM          25381B101      130      5,450 SH       Defined    N/A           5,450
Regis Corp                        COM          758932107      126      7,600 SH       Defined    N/A           7,600
Federal Mogul Corp.               COM          313549404      124      8,400 SH       Defined    N/A           8,400
Isis Pharmaceuticals, Inc.        COM          464330109      118     16,300 SH       Defined    N/A          16,300
Logmein Inc.                      COM          54142L109      114      2,950 SH       Defined    N/A           2,950
Lennar Corp                       CL A         526057104      112      5,700 SH       Defined    N/A           5,700
Gibraltar Industries, Inc.        COM          374689107      109      7,800 SH       Defined    N/A           7,800
Cloud Peak Energy Inc.            COM          18911Q102      108      5,600 SH       Defined    N/A           5,600
Vitran Corp Inc.                  COM          92850E107      105     18,300 SH       Defined    N/A          18,300
Vishay Precision Group, Inc.      COM          92835K103      103      6,450 SH       Defined    N/A           6,450
Ciena Corp                        COM          171779309      100      8,300 SH       Defined    N/A           8,300
Starwood Property Trust, Inc.     COM          85571B105      100      5,400 SH       Defined    N/A           5,400
Titan International Inc. III      COM          88830M102       99      5,100 SH       Defined    N/A           5,100
Layne Christensen Co              COM          521050104       99      4,100 SH       Defined    N/A           4,100
Nymox Pharmaceutical Corporation  COM          67076P102       97     11,800 SH       Defined    N/A          11,800
LivePerson Inc.                   COM          538146101       96      7,650 SH       Defined    N/A           7,650
Immersion Corp                    COM          452521107       95     18,400 SH       Defined    N/A          18,400
General Cable Corp.               COM          369300108       94      3,750 SH       Defined    N/A           3,750
US Gold Corporation               COM PAR $    912023207       87     25,900 SH       Defined    N/A          25,900
Concur Technologies Inc           COM          206708109       86      1,700 SH       Defined    N/A           1,700

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
Collective Brands Inc.            COM          19421W100       86      6,000 SH       Defined    N/A           6,000
OCZ Technology Group Inc.         COM          67086E303       86     13,000 SH       Defined    N/A          13,000
DigitalGlobe, Inc.                COM NEW      25389M877       86      5,000 SH       Defined    N/A           5,000
Acacia Research Corp              COM          003881307       82      2,250 SH       Defined    N/A           2,250
Powersecure International, Inc.   COM          73936N105       82     16,500 SH       Defined    N/A          16,500
MDC Partners Inc.                 CL A         552697104       81      6,250 SH       Defined    N/A           6,250
Colony Financial Inc.             COM          19624R106       80      5,100 SH       Defined    N/A           5,100
Goodrich Petroleum Corp.          COM          382410405       80      5,800 SH       Defined    N/A           5,800
Peregrine Pharmaceuticals Inc.    COM NEW      713661304       79     33,500 SH       Defined    N/A          33,500
MYR Group Inc.                    COM          55405W104       78      4,050 SH       Defined    N/A           4,050
Brookfield Residential Propane    COM          11283W104       76      9,700 SH       Defined    N/A           9,700
Clean Energy Fuels Corp.          COM          184499101       75      6,000 SH       Defined    N/A           6,000
Cavium Networks, Inc.             COM          14965A101       74      2,600 SH       Defined    N/A           2,600
Horace Mann Educators Corp        COM          440327104       73      5,300 SH       Defined    N/A           5,300
Avanir Pharmaceuticals            CL A NEW     05348P401       71     34,400 SH       Defined    N/A          34,400
NCI Building Systems Inc.         COM NEW      628852204       70      6,400 SH       Defined    N/A           6,400
Global Power Equipment Group Inc. COM PAR $    37941P207       69      2,900 SH       Defined    N/A           2,900
Insulet Corporation               COM          45784P101       59      3,150 SH       Defined    N/A           3,150
Points International Ltd.         COM NEW      730843208       54      6,800 SH       Defined    N/A           6,800
Prolor Biotech Inc.               COM          74344F106       49     11,500 SH       Defined    N/A          11,500
Vivus Inc.                        COM          928551100       49      5,000 SH       Defined    N/A           5,000
Dana Holdings Corp                COM          235825205       49      4,000 SH       Defined    N/A           4,000
Oncogenex Pharmaceuticals Inc.    COM          68230A106       48      4,100 SH       Defined    N/A           4,100
FX Energy Inc.                    COM          302695101       46      9,500 SH       Defined    N/A           9,500
Authentec Inc.                    COM          052660107       46     14,200 SH       Defined    N/A          14,200
Lexicon Pharmaceuticals, Inc.     COM          528872104       45     35,000 SH       Defined    N/A          35,000
Zix Corp                          COM          98974P100       45     15,900 SH       Defined    N/A          15,900
Hyperdynamics Corp                COM          448954107       40     16,300 SH       Defined    N/A          16,300
Stec Inc.                         COM          784774101       40      4,600 SH       Defined    N/A           4,600
Visteon Corp                      COM NEW      92839U206        2      2,300 SH       Defined    N/A           2,300
Princeton Review Inc.             COM          742352107        2     19,000 SH       Defined    N/A          19,000
ATRC                              COM          04963C209   10,213    920,132 SH       Defined    N/A         920,132
NAUH                              COM          63245Q105   15,156  1,999,449 SH       Defined    N/A       1,999,449
MBA                               COM          17163Y102    3,268 10,894,558 SH       Defined    N/A      10,894,558
PRMW                              COM          74165N105    2,813    925,491 SH       Defined    N/A         925,491
RP                                COM          75606N109   47,638  1,885,162 SH       Defined    N/A       1,885,162